Label	Element	Value
Defiance BMNR Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	98.30%
Defiance BMNR Option Income ETF | Bitmine Immersion Technologies, Inc., Expiration 05/29/2026 Exercise Price: 21.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.00%
Defiance BMNR Option Income ETF | Bitmine Immersion Technologies, Inc., Expiration: 05/08/2026; Exercise Price: 23.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.40%)
Defiance BMNR Option Income ETF | Bitmine Immersion Technologies, Inc., Expiration: 05/29/2026; Exercise Price: 21.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(8.70%)
Defiance BMNR Option Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	98.30%
Defiance BMNR Option Income ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.00%
Defiance BMNR Option Income ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(10.10%)
Defiance BMNR Option Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.80%